Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	0000806564
Amendment Flag	false
Document Creation Date	Jan. 17, 2013
Document Effective Date	Jan. 17, 2013
Prospectus Date	Feb. 29, 2012
Morgan Stanley Mortgage Securities Trust | Morgan Stanley Mortgage Securities Trust | C
Risk/Return:
Trading Symbol	MTGCX